WARRANTS - Bridge Warrants (Details) - $ / shares		12 Months Ended
	Oct. 06, 2022	Dec. 31, 2022
WARRANTS
Number of warrants issued		173,913
Expiration term of warrants (in years)		5 years
Exercise price of warrant		$ 11.50
Bridge Securities Purchase Agreement | Bridge Warrants
WARRANTS
Number of warrants issued	173,913
Expiration term of warrants (in years)	5 years
Exercise price of warrant	$ 11.50
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant	0.10%